SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

10.SHARE-BASED COMPENSATION

The Binah Capital Group, Inc. 2024 Equity Incentive Plan (the “Plan”) was established and effective March 15, 2024. The purpose of the Plan is to advance the interests of the Company and its stockholders by providing an incentive to attract, retain and reward persons performing services for the Company and by motivating such persons to contribute to the growth and profitability of the Company. The Plan seeks to achieve this purpose by providing for Awards in the form of Options, Stock Appreciation Rights, Restricted Stock Awards, Restricted Stock Units, Performance Shares, Performance Units, Cash-Based Awards and Other Stock-Based Awards.

Subject to adjustment as provided in the Plan, the maximum aggregate number of shares of Stock that may be issued under the Plan shall be equal to 1,600,000 shares (the “Base Reserve”) plus an annual increase, effective as of the first day of the Company’s fiscal year beginning in the year following the fiscal year in which the Company’s stockholders approved the Plan and the first day of each subsequent fiscal year through and including the first day of the Company’s fiscal year beginning on the tenth (10th) anniversary of the commencement of such annual increase, equal to the lesser of (i) ten percent (10%) of the number of shares of Stock outstanding as of the conclusion of the Company’s immediately preceding fiscal year, or (ii) such amount, if any, as the Board may determine, and such shares shall consist of authorized but unissued or reacquired shares of Stock or any combination thereof.

Stock Options

The following table summarizes the Company’s stock option activity as of and for the three months ended June 30, 2025:

Number
of Shares
Outstanding - April 1, 2025	—
Granted	872,500
Exercised	—
Forfeited and Expired	—
Outstanding - June 30, 2025	872,500
Exercisable	377,778
Exercisable and expected to vest June 30, 2025	377,778

The following table summarizes information about the outstanding options as of June 30, 2025:

		Outstanding			Exercisable
		Weighted-	Weighted-		Weighted-
		Average	Average		Average
	Number of	Exercise	Remaining	Number of	Exercise
Exercise Price	Shares	Price	Life (Years)	Shares	Price
$2.04	872,500	$2.04	10	377,778	$2.04

Restricted Stock and Stock Units

The following summarizes the Company’s activity in its restricted stock awards and stock units as of and for the three months ended June 30, 2025:

	Restricted Stock Awards		Restricted Stock Units
		Weighted-		Weighted-
		Average		Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Units	Fair Value
Outstanding - April 1, 2025	—	—	—	—
Granted	107,893	$2.04	500,000	$2.04
Vested	107,893	$2.04	—	$—
Forfeited	—		—	$—
Outstanding - June 30, 2025	107,893	$2.04	500,000	$2.04
Expected to vest - June 30, 2025	107,893	$2.04	—	$—

10.SHARE-BASED COMPENSATION (continued)

The Company grants restricted stock awards and restricted stock units to its employees and officers. Restricted stock awards and stock units must vest or are subject to forfeiture; however restricted stock awards are included in shares outstanding upon grant and have the same dividend and voting rights as the Company’s common stock. The Company recognized $0.3 million of share-based compensation expense related to the vesting of the restricted stock awards and stock options during the three months ended June 30, 2025. As of June 30, 2025, total unrecognized cost for restricted stock units and stock options was $1.0 million and $0.3 million, which is expected to be recognized over the remaining period of 2.5 years.